Deferred tax	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Deferred tax

40 Deferred tax

	2022	2021

Deferred tax assets	1,827	131

Deferred tax liabilities	4	1,559

Total net deferred tax liability / (asset)	(1,823)	1,428
The change from a net deferred tax liability at December 31, 2021 to a net deferred tax asset at December 31, 2022 is mainly the result of market movements on financial assets and the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Deferred tax assets comprise temporary differences on:	2022	2021

Real estate	(15)	-

Financial assets	737	(7)

Insurance and investment contracts	1,515	(8)

Deferred expenses, VOBA and other intangible assets	(2,350)	(133)

Defined benefit plans	199	3

Tax losses and credits carried forward	1,288	264

Other	454	11

At December 31	1,827	131

Deferred tax liabilities comprise temporary differences on:	2022	2021

Real estate	-	776

Financial assets	-	1,816

Insurance and investment contracts	-	(1,410)

Deferred expenses, VOBA and other intangible assets	1	1,573

Defined benefit plans	-	(151)

Tax losses and credits carried forward	-	(754)

Other	3	(291)

At December 31	4	1,559
The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and invest- ment contracts	Deferred expens- es, VOBA and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total

At January 1, 2022	776	1,823	(1,402)	1,706	(154)	(1,018)	(303)	1,428

Charged to income statement	(75)	400	(336)	563	(187)	184	(158)	391

Charged to OCI	(0)	(3,213)	-	-	248	-	1	(2,964)

Net exchange differences	1	180	(72)	88	(12)	(24)	(13)	147

Disposal of a business	(1)	1	3	(5)	-	-	2	(0)

Transfers to disposal groups	(685)	168	195	(1)	(94)	(454)	26	(845)

Transfer (to)/from current income tax	-	-	-	-	-	25	-	25

Transfer (to) /from other headings	-	(95)	97	-	-	-	(3)	(1)

Other	-	-	-	-	-	(1)	(3)	(3)

At December 31, 2022	15	(737)	(1,515)	2,351	(199)	(1,287)	(450)	(1,823)

At January 1, 2021	663	2,156	(1,533)	1,433	(206)	(823)	(366)	1,323

Charged to income statement	113	(113)	217	162	(32)	(140)	54	260

Charged to OCI	(1)	(359)	-	-	100	-	(1)	(261)

Net exchange differences	1	167	(86)	112	(15)	(56)	(20)	103

Transfer (to)/from current income tax	-	-	-	-	-	2	-	2

Transfer (to)/from other headings	-	(29)	-	-	-	(1)	30	-

At December 31, 2021	776	1,823	(1,402)	1,706	(154)	(1,018)	(303)	1,428
Transfer to/from current income tax relates to the deferred tax asset for the loss carry forward position of the Dutch fiscal unity.
Deferred tax assets are recognized for tax losses and credits carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR 1,176 million; an amount of tax EUR 477 million related to tax losses carried forward (2021: gross EUR 1,247 million; tax EUR 301 million) and an amount of tax EUR 595 million related to tax credits carried forward (2021: tax EUR 491 million) the realization of the deferred tax asset is dependent on the projection of future taxable profits.
For the following amounts, arranged by loss carry forward periods, the deferred tax asset is not recognized:

	Gross amounts 1)		Not recognized deferred tax assets

	2022	2021	2022	2021

< 5 years	58	62	16	15

≥ 5 – 10 years	9	24	2	4

≥ 10 – 15 years	-	-	59	55

≥ 15 – 20 years	-	-	-	-

Indefinitely	655	598	169	151

At December 31	721	684	247	224

1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules

Deferred corporate income tax assets in respect of deductible temporary differences are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. For the following amounts relating to deductible temporary differences the realization of the deferred corporate income tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences.

	Gross amounts		Deferred tax assets

	2022	2021	2022	2021

Deferred corporate income tax asset dependent on retaining bonds and similar investments until the earlier of market recovery or maturity	6,265	-	1,306	-

Deferred corporate income tax asset dependent on future taxable profits	27	32	7	8

At December 31	6,292	32	1,313	8
For an amount of gross EUR 423 million; tax EUR 109 million related to deferred tax assets for tax losses from the continued operations the recognition is depended on the reversal of taxable temporary differences, refer to note
51 Discontinued operations.
Aegon did not recognize deferred tax assets in respect of deductible temporary differences relating to Financial assets and Other items for the amount of gross EUR 29 million; tax EUR 5 million (2021: gross EUR 30 million; tax EUR 6 million).
In 2021 deferred tax liabilities have not been recognized for withholding tax and other taxes that would be payable on the unremitted earnings of certain subsidiaries. The unremitted earnings totaled gross EUR 1,770 million; tax EUR 455 million calculated at the enacted rates. In 2022 an amount of gross EUR 1,758 million; tax EUR 454 million was recognized which is accounted for in discontinued operations and the remaining amount of gross EUR 11 million; tax EUR 1 million is no longer accounted for since this related to the divested business of Hungary.
Deferred taxes are
non-current
by nature and the majority of the deferred tax assets and liabilities will therefore reverse after more than one year after the balance sheet date. For an amount of EUR 109 million deferred tax assets will reverse within one year.